Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Average		Value of Initial Fixed $100
	Summary		Compensation		Summary		Compensation		Investment Based on:
	Compensation		Actually		Compensation		Actually			Peer Group
	Table Total		Paid		Table Total for		Paid to		Total	Total
	for		to		non-PEO		non-PEO		Shareholder	Shareholder		Adjusted
Year	PEO (1)(3)		PEO (1)(5)		NEO (2)(3)		NEO (2)(5)		Return (6)	Return (6)(7)	Net Income	EBITDA (8)
2020	$2,253,287		$6,047,734		$638,818		$1,673,016		$126.10	$115.48	$23,678,675	$43,161,156
2021	$5,442,917	(4)	$10,571,793	(4)	$1,192,276	(4)	$2,730,885	(4)	$152.32	$113.77	$68,487,227	$137,294,593
2022	$3,496,113		$6,859,004		$961,573		$1,892,490		$158.37	$90.05	$87,478,678	$167,085,251
2023	$3,209,187		$3,968,862		$904,481		$1,082,691		$154.22	$104.02	$82,448,188	$170,832,406

(1)	During the period 2021-2023, our PEO was our CEO, John Farahi.
(2)	During the period 2021-2023, our non-PEO NEOs were our President, Bob Farahi, and our CAO, Edwin S. Koenig.
(3)	Amounts derived directly from the “Summary Compensation Table”.
(4)	The amount includes a one-time stock bonus awards granted to the CEO and the President for successful completion of the 5-year expansion project.
(5)	Reconciliation of Compensation Actually Paid to Summary Compensation Total.

Year	Summary Compensation Table Total	Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year (add)	Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year (add)	Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years (add)	Change in Fair Value at Vesting Date from that at Prior Year-End of any Option Awards Vested During the Current Year and Granted in Prior Years (add)	Compensation Actually Paid
PEO
2020	$2,253,287	$—	$1,632,278	$—	$4,081,415	$1,689,316	$(344,007)	$6,047,734
2021	$5,442,917	$1,272,900	$2,114,758	$1,109,250	$4,929,951	$1,697,342	$779,992	$10,571,793
2022	$3,496,113	$—	$2,573,722	$—	$5,125,949	$392,002	$418,662	$6,859,004
2023	$3,209,187	$—	$2,302,418	$—	$4,610,092	$(1,031,990)	$(516,010)	$3,968,862
Average Non-PEO NEO
2020	$638,818	$—	$436,721	$—	$1,122,377	$464,565	$(116,022)	$1,673,016
2021	$1,192,276	$318,225	$641,983	$277,313	$1,540,637	$466,765	$214,102	$2,730,885
2022	$961,573	$—	$689,592	$—	$1,409,624	$115,151	$95,733	$1,892,490
2023	$904,481	$—	$634,916	$—	$1,269,929	$(303,149)	$(153,654)	$1,082,691

(6)	Amounts derived from the performance graph presented in Company’s Annual Report on SEC Form 10-K for the Year Ended December 31, 2023, filed on February 28, 2024.
(7)	Peer group is S&P 1500 Casino & Gaming Index.
(8)

Adjusted EBITDA, a non-GAAP financial measure, consists of net income plus loss on disposal of assets, provision for income taxes, stock-based compensation expense, other one-time charges, pre-opening expenses, construction litigation expenses, acquisition expenses, interest expense, depreciation and amortization less interest income, any benefit for income taxes and gain on disposal of assets. Adjusted EBITDA should not be construed as an alternative to operating income (as determined in accordance with US Generally Accepted Accounting Principles), as an indicator of the Company's operating performance, as an alternative to cash flows from operating activities (as determined in accordance with US GAAP) or as a measure of liquidity. This measure enables comparison of the Company's performance over multiple periods, as well as against the performance of other companies in our industry that report Adjusted EBITDA, although some companies do not calculate this measure in the same manner and, therefore, the measure as presented may not be comparable to similarly titled measures presented by other companies.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	During the period 2021-2023, our PEO was our CEO, John Farahi.
(2)	During the period 2021-2023, our non-PEO NEOs were our President, Bob Farahi, and our CAO, Edwin S. Koenig.

Peer Group Issuers, Footnote
(7)	Peer group is S&P 1500 Casino & Gaming Index.

PEO Total Compensation Amount	$ 3,209,187	$ 3,496,113	$ 5,442,917	$ 2,253,287
PEO Actually Paid Compensation Amount	$ 3,968,862	6,859,004	10,571,793	6,047,734
Adjustment To PEO Compensation, Footnote
(5)	Reconciliation of Compensation Actually Paid to Summary Compensation Total.

Year	Summary Compensation Table Total	Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year (add)	Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year (add)	Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years (add)	Change in Fair Value at Vesting Date from that at Prior Year-End of any Option Awards Vested During the Current Year and Granted in Prior Years (add)	Compensation Actually Paid
PEO
2020	$2,253,287	$—	$1,632,278	$—	$4,081,415	$1,689,316	$(344,007)	$6,047,734
2021	$5,442,917	$1,272,900	$2,114,758	$1,109,250	$4,929,951	$1,697,342	$779,992	$10,571,793
2022	$3,496,113	$—	$2,573,722	$—	$5,125,949	$392,002	$418,662	$6,859,004
2023	$3,209,187	$—	$2,302,418	$—	$4,610,092	$(1,031,990)	$(516,010)	$3,968,862
Average Non-PEO NEO
2020	$638,818	$—	$436,721	$—	$1,122,377	$464,565	$(116,022)	$1,673,016
2021	$1,192,276	$318,225	$641,983	$277,313	$1,540,637	$466,765	$214,102	$2,730,885
2022	$961,573	$—	$689,592	$—	$1,409,624	$115,151	$95,733	$1,892,490
2023	$904,481	$—	$634,916	$—	$1,269,929	$(303,149)	$(153,654)	$1,082,691

Non-PEO NEO Average Total Compensation Amount	$ 904,481	961,573	1,192,276	638,818
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,082,691	1,892,490	2,730,885	1,673,016
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Reconciliation of Compensation Actually Paid to Summary Compensation Total.

Year	Summary Compensation Table Total	Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year (add)	Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year (add)	Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years (add)	Change in Fair Value at Vesting Date from that at Prior Year-End of any Option Awards Vested During the Current Year and Granted in Prior Years (add)	Compensation Actually Paid
PEO
2020	$2,253,287	$—	$1,632,278	$—	$4,081,415	$1,689,316	$(344,007)	$6,047,734
2021	$5,442,917	$1,272,900	$2,114,758	$1,109,250	$4,929,951	$1,697,342	$779,992	$10,571,793
2022	$3,496,113	$—	$2,573,722	$—	$5,125,949	$392,002	$418,662	$6,859,004
2023	$3,209,187	$—	$2,302,418	$—	$4,610,092	$(1,031,990)	$(516,010)	$3,968,862
Average Non-PEO NEO
2020	$638,818	$—	$436,721	$—	$1,122,377	$464,565	$(116,022)	$1,673,016
2021	$1,192,276	$318,225	$641,983	$277,313	$1,540,637	$466,765	$214,102	$2,730,885
2022	$961,573	$—	$689,592	$—	$1,409,624	$115,151	$95,733	$1,892,490
2023	$904,481	$—	$634,916	$—	$1,269,929	$(303,149)	$(153,654)	$1,082,691

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures List

The following are financial performance measures, which in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023:

●	Net Revenue
●	Net Income
●	Adjusted EBITDA
●	Adjusted EBITDA Margin
●	Diluted Earnings per Share
●	Free Cash Flow
●	Leverage Ratio

Total Shareholder Return Amount	$ 154.22	158.37	152.32	126.10
Peer Group Total Shareholder Return Amount	104.02	90.05	113.77	115.48
Net Income (Loss)	$ 82,448,188	$ 87,478,678	$ 68,487,227	$ 23,678,675
Company Selected Measure Amount	170,832,406	167,085,251	137,294,593	43,161,156
PEO Name	John Farahi
Period of Expansion Project	5 years
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Non-GAAP Measure Description
(8)

Adjusted EBITDA, a non-GAAP financial measure, consists of net income plus loss on disposal of assets, provision for income taxes, stock-based compensation expense, other one-time charges, pre-opening expenses, construction litigation expenses, acquisition expenses, interest expense, depreciation and amortization less interest income, any benefit for income taxes and gain on disposal of assets. Adjusted EBITDA should not be construed as an alternative to operating income (as determined in accordance with US Generally Accepted Accounting Principles), as an indicator of the Company's operating performance, as an alternative to cash flows from operating activities (as determined in accordance with US GAAP) or as a measure of liquidity. This measure enables comparison of the Company's performance over multiple periods, as well as against the performance of other companies in our industry that report Adjusted EBITDA, although some companies do not calculate this measure in the same manner and, therefore, the measure as presented may not be comparable to similarly titled measures presented by other companies.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 6
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name	Leverage Ratio
PEO | Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,272,900)
PEO | Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,302,418)	$ (2,573,722)	(2,114,758)	$ (1,632,278)
PEO | Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,109,250
PEO | Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,610,092	5,125,949	4,929,951	4,081,415
PEO | Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,031,990)	392,002	1,697,342	1,689,316
PEO | Change in Fair Value at Vesting Date from that at Prior Year-End of any Option Awards Vested During the Current Year and Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,010)	418,662	779,992	(344,007)
Non-PEO NEO | Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(318,225)
Non-PEO NEO | Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(634,916)	(689,592)	(641,983)	(436,721)
Non-PEO NEO | Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			277,313
Non-PEO NEO | Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,269,929	1,409,624	1,540,637	1,122,377
Non-PEO NEO | Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,149)	115,151	466,765	464,565
Non-PEO NEO | Change in Fair Value at Vesting Date from that at Prior Year-End of any Option Awards Vested During the Current Year and Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (153,654)	$ 95,733	$ 214,102	$ (116,022)